Segment reporting - Additional information (Details) - segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Number of operating segments	2
Tankers
Disclosure of operating segments [line items]
Contract duration of project (less than)	2 years
One client | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.00%	7.00%	7.00%